Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of detailed information about deferred taxes
The tax effects of temporary differences between amounts recorded in the Company's accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax liabilities as follows:

	As at December 31,
	2024	2023
Royalty interest	$(7,709)	$(14,162)
Tax loss carryforwards	5,675	12,504
Other	449	843
Total Liability	$(1,585)	$(815)

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits
As at December 31, 2024 and 2023, no deferred tax assets were recognized on the following temporary differences as it was not probable that sufficient future taxable profit will be available to realize such assets:

	As at December 31,
	2024	2023	Expiry Date Range
Non-capital loss carryforwards	$11,361	$9,729	2026-2044
Capital loss carryforwards	11,135	2,295	No expiry
Exploration and evaluation assets	11,925	11,733	No expiry
Other	36,092	24,070	No expiry

Disclosure of detailed information about income tax expense	Income Tax Expense

	For the year ended December 31,
	2024	2023
Current tax expense	$2,960	$1,522
Deferred tax expense (recovery)	770	(282)
Total	$3,730	$1,240

Disclosure of detailed information about effective income tax expense (recovery)
The provision for income taxes differs from the amount calculated using Canadian federal and provincial statutory income tax rates is as follows:

	For the year ended December 31,
	2024	2023
Net loss before taxes	$442	$(3,393)
Statutory tax rate (%)	27	27
Expected income tax (recovery)	$119	$(916)
Impact of inflationary adjustments	(1,836)	(5,393)
Non-deductible other losses	574	-
Non-deductible expenses arising from thin-capitalization	-	4,181
Differences in foreign statutory tax rates	(99)	975
Permanent differences	682	895
Change in unrecognized deductible temporary differences and other	4,001	1,289
Withholding taxes	236	244
Foreign exchange	53	(35)
Total	$3,730	$1,240